REVENUES FROM MINING OPERATIONS AND TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2018
REVENUES FROM MINING OPERATIONS AND TRADE RECEIVABLES
Schedule of revenue from mining operations

Year Ended
December 31, 2018(i)
Revenue from contracts with customers	2,192,044
Provisional pricing adjustments on concentrate sales	(823)
Total revenues from mining operations	$2,191,221

The following table sets out the disaggregation of revenue by metals and form of sale:

Year Ended December 31,
2018(i)
Revenues from mining operations:
Gold	$2,080,270
Silver	75,676
Zinc	15,293
Copper	20,805
Provisional pricing adjustments on concentrate sales	(823)
Total revenues from mining operations	$2,191,221

Schedule of sales to individual customers that exceeded revenues from mining operations

Year Ended
December 31, 2018(i)
Customer 1	$453,561
Customer 2	419,907
Customer 3	390,745
Customer 4	358,087
Total sales to customers exceeding 10% of revenues from mining operations	$1,622,300
Percentage of total revenues from mining operations	74.0%